PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of March 31, 2012 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Communications Equipment
600,000	Harmonic Inc. θ		$3,282,000
250,000	QUALCOMM Inc.		17,005,000
		4.9%	$20,287,000

	Data Storage
1,700,000	Brocade Communications Systems Inc. θ	2.4%	$9,775,000

	Electronic Components
950,000	Corning Inc.	3.3%	$13,376,000

	Entertainment
150,000	The Walt Disney Co.	1.6%	$6,567,000

	Financial Services
35,000	Capital One Financial Corp.		$1,950,900
100,000	Charles Schwab Corp.		1,437,000
435,000	First Horizon National Corp.		4,515,300
225,000	JPMorgan Chase & Co.		10,345,500
325,000	SEI Investments Co.		6,724,250
610,000	Wells Fargo & Co.		20,825,400
		11.1%	$45,798,350

	Food Products
7,500	PepsiCo Inc.	0.1%	$497,625

	Home Builders
975,000	DR Horton Inc.		$14,790,750
1,900,000	PulteGroup Inc. θ		16,815,000
625,000	Toll Brothers Inc. θ		14,993,750
		11.4%	$46,599,500

	Industrial Manufacturing
100,000	Teleflex Inc.	1.5%	$6,115,000

	Insurance
135,196	Tower Group Inc.		$3,032,446
230,000	Verisk Analytics Inc. θ		10,803,100
		3.4%	$13,835,546

	Internet
25,000	Google Inc. θ	3.9%	$16,031,000

	Media
210,000	Scripps Networks Interactive Inc.	2.5%	$10,224,900

	Natural Gas
25,000	Quicksilver Resources Inc. θ, λ	0.0%	$126,000

	Networking Products
800,000	Cisco Systems Inc.	4.1%	$16,920,000

	Oil & Gas
690,000	W&T Offshore Inc.	3.5%	$14,545,200

	Pharmaceuticals
350,000	Gilead Sciences Inc. θ		$17,097,500
52,500	Novartis AG (ADR)		2,909,025
		4.9%	$20,006,525

	Professional Services
400,000	Insperity Inc.	3.0%	$12,256,000

	Retail
525,000	Lowe's Cos., Inc.		$16,474,500
265,000	Staples Inc.		4,287,700
200,000	Target Corp.		11,654,000
450,000	Walgreen Co.		15,070,500
		11.6%	$47,486,700

	Semiconductor Capital Equipment
1,295,000	Applied Materials Inc.	3.9%	$16,109,800

	Semiconductors
725,000	Intel Corp.	5.0%	$20,379,750

	Software
500,000	Adobe Systems Inc. θ	4.2%	$17,155,000

	Telecommunications Equipment
1,300,000	Ciena Corp. θ, λ		$21,047,000
1,325,000	Finisar Corp. θ		26,698,750
		11.6%	$47,745,750

	Total investment in equities
	(cost $336,977,969)	97.9%	$401,837,646

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit α
100,000	Albina Community Bank 0.40%, matures 01/24/2013		$96,732
100,000	Carver Federal Savings Bank 0.69%, matures 02/18/2013		96,449
100,000	Community Bank of the Bay 0.30%, matures 07/15/2012		98,645
100,000	Eastern Bank 0.10%, matures 01/30/2013		96,667
100,000	Latino Community Credit Union 0.80%, matures 02/20/2013		96,437
100,000	Metro Bank 0.40%, matures 05/10/2012		99,563
100,000	Opportunities Credit Union 0.45%, matures 04/25/2012		99,727
100,000	Self-Help Credit Union 1.05%, matures 01/14/2013		96,842
100,000	Southern Bancorp Bank 0.50%, matures 01/12/2013		96,863
		0.2%	$877,925

	Community Development Loans α
200,000	Boston Community Loan Fund 1.00%, matures 06/30/2012		$196,982
200,000	Root Capital Loan Fund 1.50%, matures 01/25/2013		188,608
100,000	Vermont Community Loan Fund 1.00%, matures 10/15/2012		96,105
		0.1%	$481,695

	Time Deposits
12,135,000	BBH Cash Management Service
	Citibank, London 0.03%, due 04/02/2012		$1,057,204
	JPMorgan Chase, London 0.03%, due 04/02/2012		11,077,796
		3.0%	$12,135,000

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
3,303,013	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	0.8%	$3,303,013

	Total short-term securities
	(cost $16,797,633)	4.1%	$16,797,633

	Total securities
	(cost $353,775,602)	102.0%	$418,635,279

	Payable upon return of securities loaned	-0.8%	$(3,303,013)

	Other assets and liabilities - net	-1.2%	$(4,978,224)

	Total net assets	100.0%	$410,354,042

	θ This security is non-income producing.

	λ This security, or partial position of this security, was on loan at March 31, 2012.

	The total value of the securities on loan at March 31, 2012 was $3,231,530.

	α Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of March 31, 2012 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2012, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$338,150,488
Unrealized appreciation	$70,738,096
Unrealized depreciation	(7,050,938)

Net unrealized appreciation	$63,687,158

The Funds follow Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Funds adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of March 31, 2012, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$95,807,600	$-	$-	$95,807,600
Consumer Staples	15,568,125	-	-	15,568,125
Energy	14,671,200	-	-	14,671,200
Financials	48,830,796	-	-	48,830,796
Health Care	26,121,525	-	-	26,121,525
Industrials	23,059,100	-	-	23,059,100
Information Technology	177,779,300	-	-	177,779,300
Short-Term Investments	15,438,013	-	1,359,620	16,797,633
Total	$417,275,659	$-	$1,359,620	$418,635,279

 The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2012:

Certificates of Deposit
Community Loans
Balance as of December 31, 2011	$1,378,825
Discounts/premiums amortization	(19,205)
Net purchases (sales)	-
Balance as of March 31, 2012	$1,359,620

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range
	March 31, 2012	Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$877,925	Liquidity Discount	Discount for Lack of Marketability	0% - 4% (4%)

Community Development Loans	$481,695	Liquidity Discount	Discount for Lack of Marketability	0% - 6% (3%)
			Probability of Default	0% - 6% (3%)

The significant unobservable inputs used in fair value measurement of the Fund's Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund's Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds' trustees, all fair value securities as submitted by the Funds treasurer, are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of independent trustees who also comprise the Funds' audit committee. The committee reviews the methodologies used by the Funds when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID-CAP FUND

Portfolio of Investments as of March 31, 2012 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Chemicals
17,000	Compass Minerals International Inc.	1.7%	$1,219,580

	Communications Equipment
43,000	Motorola Solutions Inc.	3.0%	$2,185,690

	Consulting Services
20,900	Teradata Corp. θ	2.0%	$1,424,335

	Data Processing
35,000	Equifax Inc.		$1,549,100
27,000	Fiserv Inc. θ		1,873,530
70,000	Paychex Inc.		2,169,300
		7.8%	$5,591,930

	Financial Services
16,500	Capital One Financial Corp.		$919,710
155,000	Charles Schwab Corp.		2,227,350
240,000	First Horizon National Corp.		2,491,200
107,500	SEI Investments Co.		2,224,175
		10.9%	$7,862,435

	Food Products
28,500	McCormick & Co.		$1,551,255
80,000	Sysco Corp.		2,388,800
		5.5%	$3,940,055

	Healthcare Products
18,900	DENTSPLY International Inc.	1.1%	$758,457

	Industrial Manufacturing
16,500	Cooper Industries PLC		$1,055,175
37,000	Pentair Inc.		1,761,570
52,500	Teleflex Inc.		3,210,375
		8.4%	$6,027,120

	Insurance
36,000	Verisk Analytics Inc. θ	2.3%	$1,690,920

	Media
36,000	Scripps Networks Interactive Inc.	2.4%	$1,752,840

	Medical Equipment
23,300	Gen-Probe Inc. θ		$1,547,353
59,115	Patterson Companies Inc.		1,974,441
		4.8%	$3,521,794

	Natural Gas
31,000	Energen Corp.		$1,523,650
41,000	MDU Resources Group Inc.		917,990
		3.4%	$2,441,640

	Oil & Gas
40,000	Noble Corp.		$1,498,800
5,500	Pioneer Natural Resources Co.		613,745
33,300	Plains Exploration & Production Co. θ		1,420,245
20,800	Ultra Petroleum Corp. θ		470,704
		5.6%	$4,003,494

	Pharmaceuticals
35,000	Valeant Pharmaceuticals International Inc. θ	2.6%	$1,879,150

	Professional Services
77,500	Insperity Inc.		$2,374,600
75,000	Iron Mountain Inc.		2,160,000
		6.3%	$4,534,600

	Retail
7,500	Nordstrom Inc.	0.6%	$417,900

	Semiconductor Capital Equipment
130,000	Applied Materials Inc.	2.2%	$1,617,200

	Services
21,000	Ecolab Inc.	1.8%	$1,296,120

	Software
40,000	Adobe Systems Inc. θ		$1,372,400
28,500	Check Point Software Technologies Ltd. θ		1,819,440
57,500	Symantec Corp. θ		1,075,250
48,500	Synopsys Inc. θ		1,487,010
45,000	VeriSign Inc. θ		1,725,300
		10.4%	$7,479,400

	Telecommunications Services
50,000	Shaw Communications Inc. λ	1.5%	$1,057,500

	Utility & Power Distribution
41,000	AGL Resources Inc.		$1,608,020
120,000	Questar Corp.		2,311,200
		5.4%	$3,919,220

	Waste Management
95,000	Waste Management Inc.	4.6%	$3,321,200

	Total investment in equities
	(cost $59,110,166)	94.3%	$67,942,580

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
4,975,582	BBH Cash Management Service
	BBH, Grand Cayman 0.03%, due 04/02/2012	6.9%	$4,975,582

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
102,225	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	0.1%	$102,225

	Total short-term securities
	(cost $5,077,807)	7.0%	$5,077,807

	Total securities
	(cost $64,187,973)	101.3%	$73,020,387

	Payable upon return of securities loaned	-0.1%	$(102,225)

	Other assets and liabilities - net	-1.2%	$(902,984)

	Total net assets	100.0%	$72,015,178

	θ This security is non-income producing.

	λ This security, or partial position of this security, was on loan at March 31, 2012.

	The total value of the securities on loan at March 31, 2012 was $99,405.

The portfolio of investments as of March 31, 2012 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2012, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid-Cap Fund

Cost of long-term investments	$59,141,189
Unrealized appreciation	$9,456,957
Unrealized depreciation	(655,566)

Net unrealized appreciation	$8,801,391

The Funds follow Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 – unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of March 31, 2012, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$3,228,240	$-	$-	$3,228,240
Consumer Staples	3,940,055	-	-	3,940,055
Energy	5,527,144	-	-	5,527,144
Financials	7,862,435	-	-	7,862,435
Health Care	9,369,776	-	-	9,369,776
Industrials	13,912,565	-	-	13,912,565
Information Technology	16,749,455	-	-	16,749,455
Materials	2,515,700	-	-	2,515,700
Utilities	4,837,210	-	-	4,837,210
Short-Term Investments	5,077,807	-	-	5,077,807
Total	$73,020,387	$-	$-	$73,020,387

PARNASSUS SMALL-CAP FUND

Portfolio of Investments as of March 31, 2012 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
725,000	Hanesbrands Inc. θ	2.9%	$21,416,500

	Biotechnology
110,000	Bio-Rad Laboratories Inc. θ	1.6%	$11,405,900

	Chemicals
1,325,000	Calgon Carbon Corp. θ		$20,683,250
100,000	Compass Minerals International Inc.		7,174,000
		3.8%	$27,857,250

	Communications Equipment
4,400,000	Harmonic Inc. θ	3.3%	$24,068,000

	Data Storage
4,100,000	Brocade Communications Systems Inc. θ	3.2%	$23,575,000

	Financial Services
2,000,000	Artio Global Investors Inc. λ		$9,540,000
1,400,000	First American Financial Corp.		23,282,000
3,100,000	First Horizon National Corp.		32,178,000
1,275,000	Pinnacle Financial Partners Inc. θ		23,396,250
650,000	SEI Investments Co.		13,448,500
		13.9%	$101,844,750

	Healthcare Products
125,000	Sirona Dental Systems Inc. θ	0.9%	$6,442,500

	Healthcare Services
480,000	Genomic Health Inc. θ, λ		$14,692,800
400,000	LHC Group Inc. θ		7,412,000
1,200,000	VCA Antech Inc. θ		27,852,000
		6.8%	$49,956,800

	Home Builders
2,990,000	PulteGroup Inc. θ		$26,461,500
650,000	Toll Brothers Inc. θ		15,593,500
		5.7%	$42,055,000

	Home Products
85,000	WD-40 Co.	0.5%	$3,854,750

	Industrial Manufacturing
380,000	Teleflex Inc.	3.2%	$23,237,000

	Insurance
675,000	Tower Group Inc.	2.1%	$15,140,250

	Natural Gas
1,770,000	Quicksilver Resources Inc. θ, λ	1.2%	$8,920,800

	Oil & Gas
475,000	Energy XXI (Bermuda) Ltd. θ		$17,152,250
950,000	W&T Offshore Inc.		20,026,000
		5.1%	$37,178,250

	Pharmaceuticals
470,000	Furiex Pharmaceuticals Inc. θ	1.5%	$11,106,100

	Professional Services
900,000	Insperity Inc.	3.8%	$27,576,000

	Semiconductors
650,000	EZchip Semiconductor Ltd. θ, λ		$28,164,500
3,300,000	PMC-Sierra Inc. θ		23,859,000
		7.1%	$52,023,500

	Services
550,000	Arbitron Inc.	2.8%	$20,339,000

	Software
1,350,000	ClickSoftware Technologies Ltd.		$17,118,000
1,200,000	Mentor Graphics Corp. θ		17,832,000
200,000	VeriSign Inc. θ		7,668,000
540,000	Websense Inc. θ		11,388,600
		7.4%	$54,006,600

	Telecommunications Equipment
2,115,000	Ceragon Networks Ltd. θ		$20,071,350
1,625,000	Ciena Corp. θ		26,308,750
2,110,000	DragonWave Inc. θ, λ		8,355,600
2,125,000	Finisar Corp. θ		42,818,750
		13.3%	$97,554,450

	Utility & Power Distribution
300,000	AGL Resources Inc.		$11,766,000
1,060,000	Questar Corp.		20,415,600
		4.4%	$32,181,600

	Total investment in equities
	(cost $658,941,015)	94.5%	$691,740,000

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
39,276,891	BBH Cash Management Service
	Bank of America, London 0.03%, due 04/02/2012		$30,564,468
	HSBC Bank USA, Grand Cayman 0.03%, due 04/02/2012		8,712,423
		5.4%	$39,276,891

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
24,261,568	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	3.3%	$24,261,568

	Total short-term securities
	(cost $63,538,459)	8.7%	$63,538,459

	Total securities
	(cost $722,479,474)	103.2%	$755,278,459

	Payable upon return of securities loaned	-3.3%	$(24,261,568)

	Other assets and liabilities - net	0.1%	$840,701

	Total net assets	100.0%	$731,857,592

	θ This security is non-income producing.

	λ This security, or partial position of this security, was on loan at March 31, 2012.

	The total value of the securities on loan at March 31, 2012 was $23,621,248.

The portfolio of investments as of March 31, 2012 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2012, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small-Cap Fund

Cost of long-term investments	$658,974,295
Unrealized appreciation	$92,803,190
Unrealized depreciation	(60,037,485)

Net unrealized appreciation	$32,765,705

The Funds follow Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 – unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted Financial Accounting Standards Board (“FASB”) issued AccountingStandards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about FairValue Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of March 31, 2012, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$83,810,500	$-	$-	$83,810,500
Consumer Staples	3,854,750	-	-	3,854,750
Energy	46,099,050	-	-	46,099,050
Financials	116,985,000	-	-	116,985,000
Health Care	102,148,300	-	-	102,148,300
Industrials	27,576,000	-	-	27,576,000
Information Technology	251,227,550	-	-	251,227,550
Materials	27,857,250	-	-	27,857,250
Utilities	32,181,600	-	-	32,181,600
Short-Term Investments	63,538,459	-	-	63,538,459
Total	$755,278,459	$-	$-	$755,278,459

PARNASSUS WORKPLACE FUND

Portfolio of Investments as of March 31, 2012 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
68,198	Bio-Rad Laboratories Inc. θ	2.9%	$7,071,451

	Building Materials
170,000	Simpson Manufacturing Co., Inc.	2.2%	$5,482,500

	Communications Equipment
150,000	QUALCOMM Inc.	4.2%	$10,203,000

	Computer Peripherals
100,000	Seagate Technology	1.1%	$2,695,000

	Consulting Services
50,000	Accenture PLC	1.3%	$3,225,000

	Data Processing
5,000	Broadridge Financial Solutions Inc.		$119,550
120,000	Paychex Inc.		3,718,800
		1.5%	$3,838,350

	Data Storage
1,500,000	Brocade Communications Systems Inc. θ	3.5%	$8,625,000

	Electronic Components
725,000	Corning Inc.	4.2%	$10,208,000

	Entertainment
110,000	The Walt Disney Co.	2.0%	$4,815,800

	Financial Services
10,000	American Express Co.		$578,600
100,000	Capital One Financial Corp.		5,574,000
250,000	Charles Schwab Corp.		3,592,500
1,000,000	First Horizon National Corp.		10,380,000
30,000	Pinnacle Financial Partners Inc. θ		550,500
475,000	SEI Investments Co.		9,827,750
350,000	Wells Fargo & Co.		11,949,000
		17.3%	$42,452,350

	Food Products
10,000	PepsiCo Inc.	0.3%	$663,500

	Industrial Manufacturing
10,000	3M Co.	0.4%	$892,100

	Internet
180,000	eBay Inc. θ		$6,640,200
15,000	Google Inc. θ		9,618,600
		6.5%	$16,258,800

	Media
180,000	Scripps Networks Interactive Inc.	3.6%	$8,764,200

	Natural Gas
210,000	MDU Resources Group Inc.	1.9%	$4,701,900

	Networking Products
450,000	Cisco Systems Inc.	3.9%	$9,517,500

	Oil & Gas
65,000	Devon Energy Corp.	1.9%	$4,622,800

	Pharmaceuticals
200,000	Gilead Sciences Inc.		$9,770,000
65,000	Novartis AG (ADR)		3,601,650
		5.3%	$13,371,650

	Professional Services
165,000	Insperity Inc.	2.1%	$5,055,600

	Retail
20,000	Costco Wholesale Corp.		$1,816,000
190,000	Lowe's Cos., Inc.		5,962,200
175,000	Target Corp.		10,197,250
400,000	Walgreen Co.		13,396,000
		12.8%	$31,371,450

	Semiconductor Capital Equipment
900,000	Applied Materials Inc.	4.6%	$11,196,000

	Semiconductors
375,000	Intel Corp.	4.3%	$10,541,250

	Software
265,000	Adobe Systems Inc. θ		$9,092,150
125,000	Symantec Corp. θ		2,337,500
		4.6%	$11,429,650

	Total investment in equities
	(cost $199,617,665)	92.4%	$227,002,851

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
15,714,403	BBH Cash Management Service
	BBH, Grand Cayman 0.03%, due 04/02/2012	6.4%	$15,714,403

	Total short-term securities
	(cost $15,714,403)	6.4%	$15,714,403

	Total securities
	(cost $215,332,068)	98.8%	$242,717,254

	Other assets and liabilities - net	1.2%	$3,068,321

	Total net assets	100.0%	$245,785,575

	θ This security is non-income producing.

The portfolio of investments as of March 31, 2012 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2012, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Workplace Fund

Cost of long-term investments	$199,682,922
Unrealized appreciation	$30,777,484
Unrealized depreciation	(3,457,555)

Net unrealized appreciation	$27,319,929

The Funds follow Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 – unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of March 31, 2012, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$29,739,450	$-	$-	$29,739,450
Consumer Staples	15,875,500	-	-	15,875,500
Energy	4,622,800	-	-	4,622,800
Financials	42,452,350	-	-	42,452,350
Health Care	20,443,101	-	-	20,443,101
Industrials	11,430,200	-	-	11,430,200
Information Technology	97,737,550	-	-	97,737,550
Utilities	4,701,900	-	-	4,701,900
Short-Term Investments	15,714,403	-	-	15,714,403
Total	$242,717,254	$-	$-	$242,717,254

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 17, 2012

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 17, 2012